ACCOUNTS PAYABLE AND OTHER LIABILITIES - Schedule of Accounts Payable and Other Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 2,267	$ 2,466
Loans and notes payable	1,857	779
Derivative liabilities	167	181
Deferred revenue	341	302
Current lease liabilities	36
Other liabilities	21	21
Total accounts payable and other liabilities	$ 4,689	$ 3,749